Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Instruments Not Measured at Fair Value

The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, were as follows:

	December 31, 2018		December 31, 2017
	Carrying amounts RMB million	Fair values RMB million	Carrying amounts RMB million	Fair values RMB million
Financial assets
Equity investments designated at fair value through other comprehensive income	1,247	1,247	—	—
Financial asset at fair value through profit and loss	96	96	—	—
Available-for-sale investments	—	—	693	693
Derivative financial assets	223	223	151	151
Deposits relating to aircraft held under operating leases included in other non-current assets	177	154	217	193

Total	1,743	1,720	1,061	1,037

Financial liabilities
Derivative financial liabilities	29	29	325	325
Long-term borrowings	25,867	25,875	24,711	23,812
Obligations under finance leases	68,063	64,521	57,627	57,352

Total	93,959	90,424	82,663	81,489

Summary of Significant Unobservable Inputs to the Valuation of Financial Instruments Together with a Quantitative Sensitivity Analysis

Below is a summary of significant unobservable inputs to the valuation of financial instruments together with a quantitative sensitivity analysis as at December 31, 2018 and 2017:

	Valuation	Significant		Sensitivity of fair
	technique	unobservable input	Range	value to the input
Unlisted equity investments	Valuation multiples	Discount for lack of marketability	2018: 19% to 41% (2017: 29% to 41%)	1% (2017: 1%) increase/decrease in multiple would result in increase/decrease in fair value by RMB11 million (2017: RMB15 million)

Disclosure of Fair Value of Financial Instruments

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets and liabilities measured at fair value:

As at December 31, 2018
	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Equity investments designated at fair value through other comprehensive income	510	—	737	1,247
Derivative financial assets
-Interest rate swaps	—	223	—	223
Financial asset at fair value through profit or loss	96	—	—	96

Total	606	223	737	1,566

Liabilities
Derivative financial liabilities
-Foreign currency contracts	—	29	—	29

Total	—	29	—	29

As at December 31, 2017
	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Derivative financial assets
- Interest rate swaps	—	151	—	151
Available-for-sale investments	693	—	—	693

Total	693	151	—	844

Liabilities
Derivative financial liabilities
-Interest rate swaps	—	14	—	14
-Foreign exchange forward contract	—	311	—	311

Total	—	325	—	325

At fair value [member]
Statement [LineItems]
Disclosure of Fair Value of Financial Instruments

Assets and liabilities for which fair values are disclosed:

As at December 31, 2018
	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Deposits relating to aircraft held under operating leases included in other non-current assets	—	154	—	154

Liabilities
Long-term borrowings	2,861	23,014		25,875
Obligations under finance leases	—	64,521	—	64,521

	2,861	87,535	—	90,396

As at December 31, 2017
	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Deposits relating to aircraft held under operating leases included in other non-current assets	—	193	—	193

Liabilities
Long-term bank borrowings	2,678	21,134	—	23,812
Obligations under finance leases	—	57,352	—	57,352

	2,678	78,486	—	81,164